Note 21 - Subsequent Events	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 21. SUBSEQUENT EVENTS

Merger

On October 15, 2013, the Company completed its previously announced merger with Gilman Ciocia, Inc., a Delaware corporation ("Gilman"). Pursuant to the terms and conditions of the Agreement and Plan of Merger (the “Merger Agreement”), dated as of June 20, 2013, by and among the Company, National Acquisition Corp., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Gilman, Merger Sub was merged with and into Gilman, with Gilman surviving the merger (the “Merger”) and becoming a wholly-owned subsidiary of the Company.

Pursuant to the Merger Agreement, the Company issued to the Gilman stockholders 22,667,667 shares (0.235019 shares of its common stock for each outstanding share of Gilman common stock) of its common stock in exchange for all of the Gilman common stock. Additionally, on October 15, 2013, the Company satisfied certain liabilities of Gilman aggregating $4.0 million.

On October 15, 2013, in connection with the closing of the Merger, as contemplated by the Merger Agreement, two nominees of the Board of Directors of Gilman, James Ciocia and Frederick Wasserman, were appointed to the Company’s Board of Directors as class I directors, effective immediately following the effective time of the Merger.

In November 2013, subsequent to the Merger and upon approval from FINRA, National Securities received a transfer of Prime Capital Services retail brokers and customer accounts, in an effort to reduce overhead and consolidate its retail business activity into the Broker Dealer that was best suited to deal with the retail activity.

Distributions of Equity Capital from Broker Dealer subsidiaries

In October 2013, National Securities distributed equity capital to its Parent in the amount of $1,000,000. The SEC, FINRA and NFA were all notified of this distribution in accordance with applicable rules and regulations.

In October 2013, vFinance Investments distributed equity capital to its Parent in the amount of $500,000. The SEC, FINRA and NFA were all notified of this distribution in accordance with applicable rules and regulations.